CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 60,202	$ 53,505	$ 47,300
Cost of sales and services	(13,258)	(10,400)	(7,130)
Gross profit	46,944	43,105	40,170
Operating expenses
Sales and marketing expenses	(28,213)	(25,725)	(24,544)
General and administrative expenses	(8,501)	(11,582)	(76,219)
Research and development expenses	(12,000)	(11,458)	(10,481)
Expected credit losses	(1,373)	0	0
Total operating expenses	(50,087)	(48,765)	(111,244)
Operating loss	(3,143)	(5,660)	(71,074)
Non-operating income and expenses
Interest income	7,708	9,498	2,029
Other income	55	33	75
Other gains and losses	(316)	1,675	(92,474)
Finance costs	(18)	(15)	(8)
Total non-operating income and expenses	7,429	11,191	(90,378)
Income (loss) before income tax	4,286	5,531	(161,452)
Income tax benefit (expense)	735	(115)	(292)
Net income (loss)	5,021	5,416	(161,744)
Components of other comprehensive income (loss) that will not be reclassified to profit or loss
Actuarial gains (losses) on defined benefit plans	31	(4)	22
Credit risk changes in financial instrument - Preferred shares	0	0	(7)
Total components of other comprehensive income (loss) that will not be reclassified to profit or loss	31	(4)	15
Components of other comprehensive income (loss) that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(217)	(116)	(1,097)
Other comprehensive loss, net	(186)	(120)	(1,082)
Total comprehensive income (loss)	4,835	5,296	(162,826)
Net income (loss) attributable to:
Shareholders of the parent	5,021	5,416	(161,744)
Total comprehensive income (loss) attributable to:
Shareholders of the parent	$ 4,835	$ 5,296	$ (162,826)
Earnings (loss) per share (in dollars)
Basic earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.05	$ 0.05	$ (2.37)
Diluted earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.05	$ 0.05	$ (2.37)